Significant Accounting Policies - Reconciliation of Asset Retirement Obligations Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Asset Retirement Obligation Disclosure [Abstract]
Beginning balance	$ 1,236	$ 580
Additions for new facilities	132	110
ARO liability from business combination	784	531
Accretion expense	237	36
Reduction due to lease exits	(11)
Adjustments	(16)	(21)
Ending balance	$ 2,362	$ 1,236